UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21222
Eaton Vance Insured Florida Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Florida Municipal Bond Fund                                                                      as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.3%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 14.0%
$1,150	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,147,263
500	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	498,900
1,050	Highlands County, Health Facilities Authority, (Adventist Health), 5.25%, 11/15/23	1,070,769
1,000	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	945,440
500	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	503,785
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,019,170
		$5,185,327
Insured-Electric Utilities — 10.4%
1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	1,527,735
1,850	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	1,815,146
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.30%, 7/1/29 (1)(2)	538,250
		$3,881,131
Insured-Escrowed / Prerefunded — 3.0%
1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,122,488
		$1,122,488
Insured-General Obligations — 9.2%
1,345	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	1,369,896
2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (3)	2,037,020
		$3,406,916
Insured-Hospital — 14.2%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,022,390
1,500	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,533,105
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24 (4)	1,612,982

$1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$1,109,700
		$5,278,177
Insured-Other Revenue — 9.5%
1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	1,486,035
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,028,180
		$3,514,215
Insured-Pooled Loans — 3.5%
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	673,314
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	638,035
		$1,311,349
Insured-Private Education — 5.8%
1,200	Broward County, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	1,127,844
1,000	Broward County, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	1,014,970
		$2,142,814
Insured-Sewer Revenue — 2.7%
1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	1,018,800
		$1,018,800
Insured-Special Assessment Revenue — 7.6%
2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	2,825,675
		$2,825,675
Insured-Special Tax Revenue — 38.9%
1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	1,026,510
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,279,562
1,000	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 6.53%, 10/1/35 (1)(5)	1,021,690
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,522,815
3,750	Jacksonville Transportation, (MBIA), 5.00%, 10/1/31	3,797,213
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,309,183
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	124,104
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,322,400
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	225,792
500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/25	518,830
750	Orange County Tourist Development, (AMBAC), Variable Rate, 6.91%, 10/1/30 (1)(5)	802,673

$445	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$152,070
440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.405%, 7/1/28 (1)(5)	474,280
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	331,360
1,120	Sunrise Public Facility, (MBIA), 0.00%, 10/1/20	566,496
		$14,474,978
Insured-Transportation — 17.2%
1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	1,445,670
1,500	Miami-Dade County, Expressway Authority, (FGIC), 5.00%, 7/1/33	1,530,225
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	658,965
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	760,910
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	629,085
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 6.615%, 7/1/32 (1)(5)	348,747
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 6.617%, 7/1/36 (1)(5)	1,017,099
		$6,390,701
Insured-Utilities — 7.3%
1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	1,574,552
4,675	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	1,122,748
		$2,697,300
Insured-Water and Sewer — 19.0%
1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31 (6)	978,730
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,475,490
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,043,160
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,018,880
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,030,930
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.21%, 10/1/27 (1)(2)	516,310
		$7,063,500
Total Tax-Exempt Investments — 162.3% (identified cost $59,432,370)		$60,313,371
Other Assets, Less Liabilities — (1.7)%		$(641,284)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.6)%		$(22,511,153)
Net Assets Applicable to Common Shares — 100.0%		$37,160,934

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 91.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 48.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $4,719,049 or 12.7% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(6)	When-issued security.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/06	92 U.S. Treasury Bond	Short	$(9,801,203)	$(9,812,375)	$(11,172)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,402,675
Gross unrealized appreciation	$1,194,536
Gross unrealized depreciation	(283,840)
Net unrealized appreciation	$910,696

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006